Label	Element	Value
International Small-Cap Portfolio | International Small-Cap Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	International Small-Cap Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	International Small-Cap Portfolio – Effective November 1, 2026, the following changes will be made: The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2028
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	In the Examples subsection, the table will be deleted and replaced with the following:
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Principal Investment Strategies subsection will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations. The sub-adviser generally considers a company to be a small-capitalization company (“small-cap”) if the company has a market capitalization within the range of companies included in the MSCI Europe, Australasia and Far East (“EAFE”) Small Cap Index which measures the performance of the small-capitalization segment of the international equity universe. As of December 31, 2025, the market capitalization range of the MSCI EAFE Small Cap Index was approximately $142.5 million to $15.2 billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $5.5 billion.

Normally, the Fund invests primarily in the common stock of foreign issuers, including up to 20% of its assets in emerging market countries, that may be U.S. dollar or foreign currency-denominated. The Fund invests in both growth and value stocks. The sub-adviser normally allocates the Fund’s investments across different countries and regions, such as Japan. The sub-adviser anticipates that the Fund will have exposure to the largest country constituents of the MSCI EAFE Small Cap Index. These constituents may change over time.

The sub-adviser considers the broad market sectors of investments in its management of the Fund. As of December 31, 2025, a significant portion of the Fund was represented by securities of companies in the Industrial sector.

In buying and selling securities for the Fund, the sub-adviser employs a “bottom-up” approach to selecting securities, emphasizing those that it believes to represent above-average potential for capital appreciation, based on fundamental research and analysis. The sub-adviser seeks to develop a portfolio that is broadly diversified across issuers, countries, industries and styles.

The Fund may lend its portfolio holdings to certain financial institutions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	The sub-adviser generally considers a company to be a small-capitalization company (“small-cap”) if the company has a market capitalization within the range of companies included in the MSCI Europe, Australasia and Far East (“EAFE”) Small Cap Index which measures the performance of the small-capitalization segment of the international equity universe.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermSlctnCritSmryTextBlock	Normally, the Fund invests primarily in the common stock of foreign issuers, including up to 20% of its assets in emerging market countries, that may be U.S. dollar or foreign currency-denominated. The Fund invests in both growth and value stocks. The sub-adviser normally allocates the Fund’s investments across different countries and regions, such as Japan. The sub-adviser anticipates that the Fund will have exposure to the largest country constituents of the MSCI EAFE Small Cap Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations.
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

In the Performance subsection, the following will be added after the first paragraph:

Prior to November 1, 2026, the benchmark index for the Fund that was utilized by the immediately prior sub-adviser was the MSCI All Country World Index (“ACWI”) ex USA Small Cap Index. The Fund changed its performance measurement benchmark index to the MSCI EAFE Small Cap Index in connection with the Fund’s change in sub-adviser to better reflect the current sub-adviser’s investment strategy and approach.

Also in the Performance subsection, the last paragraph will be deleted and replaced with the following:

Wellington Management Company LLP began managing the Fund on November 1, 2026, and some investment policies changed at that time. Other firms managed the Fund before that date.

Also in the Performance subsection, the Average Annual Total Returns table will be deleted and replaced with the following:

Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2025)
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT DATED SEPTEMBER 21, 2026

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2026

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2026, for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

International Small-Cap Portfolio – At a meeting held on September 16, 2026, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved Wellington Management Company LLP (“Wellington”) to serve as the sub-adviser of the International Small-Cap Portfolio effective November 1, 2026, replacing FIAM LLC. The Board also approved an increased management fee waiver for the International Small-Cap Portfolio effective with the approval of Wellington.

In connection with this sub-adviser change, certain principal investment strategies of the International Small-Cap Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the International Small-Cap Portfolio may be sold and new investments may be purchased in accordance with recommendations by Wellington. Pacific Life Fund Advisors LLC, the investment adviser to the International Small-Cap Portfolio, may begin this transitioning prior to November 1, 2026 utilizing the principal investment strategies described below.

International Small-Cap Portfolio | International Small-Cap Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.14%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	625
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,383
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	359
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	625
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,383
International Small-Cap Portfolio | International Small-Cap Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	297
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	517
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,152
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	297
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	517
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,152
International Small-Cap Portfolio | MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes) (former index)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes) (former index)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	29.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.13%
International Small-Cap Portfolio | MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	31.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.18%
International Small-Cap Portfolio | MSCI EAFE Small Cap Index (reflects no deductions for fees, expenses, or taxes) (current index)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI EAFE Small Cap Index (reflects no deductions for fees, expenses, or taxes) (current index)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	31.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.49%
International Small-Cap Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class I (incepted May 1, 2006)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.46%
Performance Inception Date	oef_PerfInceptionDate	May 01, 2006
International Small-Cap Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class P (incepted May 2, 2011)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.67%
Performance Inception Date	oef_PerfInceptionDate	May 02, 2011

[1]	The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2028. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.